Annual Fund Operating Expenses (Invesco European Small Company Fund)	12 Months Ended
May 02, 2011
Class A, Invesco European Small Company Fund
Annual Fund Operating Expenses
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.71%
Class B, Invesco European Small Company Fund
Annual Fund Operating Expenses
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	2.46%
Class C, Invesco European Small Company Fund
Annual Fund Operating Expenses
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	2.46%
Class Y, Invesco European Small Company Fund
Annual Fund Operating Expenses
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.46%